Sale of Vila Nova - Composition of Assets and Liabilities in Disposal Group (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Assets Held for Sale [Abstract]
Cash	$ 0		$ 67
Accounts receivable and other			714
Property, plant and equipment and iron ore inventory			11,690
Assets held for sale	0	$ 11,800	12,471
Liabilities Held for Sale [Abstract]
Accounts payable and accrued liabilities			24
Asset retirement obligations			4,233
Liabilities associated with assets held for sale	$ 0	$ 4,251	$ 4,257